Beskauga Option Agreement (Details) - Schedule of exploration expenditures	Oct. 31, 2021 USD ($)
Schedule of exploration expenditures [Abstract]
Within 1 year from Closing Date	$ 2
Within 2 years from Closing Date	3
Within 3 years from Closing Date	5
Within 4 years from Closing Date	$ 5